Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net (Loss) Income Per Ordinary Share (Details) - USD ($)		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Class A [Member]
Numerator:
Allocation of net income		$ 738,625	$ 1,779,610	$ 346,600	$ 2,530,566
Denominator
Weighted-average shares outstanding basic		18,909,000	18,909,000	18,909,000	14,416,807
Basic net income per ordinary share		$ 0.04	$ 0.09	$ 0.02	$ 0.18
Allocation of net income		$ 738,625	$ 1,779,610	$ 346,600	$ 2,511,598
Weighted-average shares outstanding diluted		18,909,000	18,909,000	18,909,000	14,416,807
Diluted net income per ordinary share		$ 0.04	$ 0.09	$ 0.02	$ 0.17
Class B [Member]
Numerator:
Allocation of net income		$ 179,685	$ 432,926	$ 84,318	$ 782,412
Denominator
Weighted-average shares outstanding basic	[1]	4,600,000	4,600,000	4,600,000	4,457,459
Basic net income per ordinary share		$ 0.04	$ 0.09	$ 0.02	$ 0.18
Allocation of net income		$ 179,685	$ 432,926	$ 84,318	$ 801,380
Weighted-average shares outstanding diluted	[1]	4,600,000	4,600,000	4,600,000	4,600,000
Diluted net income per ordinary share		$ 0.04	$ 0.09	$ 0.02	$ 0.17

[1]	On February 1, 2024, the Company effected a share capitalization with respect to the Class B ordinary shares of 1,437,500 Class B ordinary shares, resulting in a total of 4,312,500 Class B ordinary shares held by the Sponsor and the Company’s two independent directors and one advisor. On February 8, 2024, the Company effected a share capitalization with respect to the Class B ordinary shares of 287,500 Class B ordinary shares, resulting in a total of 4,600,000 Class B ordinary shares held by the Sponsor and the Company’s two independent directors and one advisor. All shares and per share amounts have been retroactively restated.